Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Trade and Other Payables (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Trade and Other Payables [Abstract]
Trade payables	€ 29,299	€ 12,880
Sales tax liabilities	953	3,457
Accrued expenses	1,292	2,670
Trade payables due to related parties	2,601	2,300
Other payables non-financial	811	685
Other payables financial	215	198
Total	€ 35,171	€ 22,191